Note 7 - 2019 Equity Incentive Plan 3 (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Tables
Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	Common	Weighted	Weighted
	Shares	Average	Average
	Underlying	Exercise	Remaining
	Stock	Price per	Contractual
	Options	Share	Life (Years)
Outstanding at December 31, 2023	1,581,041	$2.72	7.3
Granted	568,097	2.33
Exercised	—
Forfeited / Cancelled	—
Outstanding at September 30, 2024	2,149,138	$2.62	7.4

Exercisable at September 30, 2024	1,287,990	$2.61	6.2

	Common	Weighted	Weighted
	Shares	Average	Average
	Underlying	Exercise	Remaining
	Stock	Price per	Contractual
	Options	Share	Life (Years)
Outstanding at January 1, 2023	1,024,628	$2.53	7.1
Granted	608,388	3.03
Exercised	—
Forfeited / Cancelled	(51,975)	2.64
Outstanding at December 31, 2023	1,581,041	$2.72	7.3

Exercisable at December 31, 2023	1,009,011	$2.56	6.5

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Expected volatility	80.14%	-	81.01%
Risk-free interest	4.05%	-	4.08%
Expected term (years)	5.4	-	6.0
Expected dividend yield			—